Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Quantitative Information Regarding Market Assumptions of Valuation of the Founder Shares

The founder shares were valued using a Lattice model and the following table presents the quantitative information regarding market assumptions in the valuation of the founder shares:

	August 12, 2025	September 22, 2025
Underlying share price	$10.30	$10.34
Implied market adjustment	30.1%	65.8%
Fair value per founder share	$3.10	$6.80

The founder shares were valued using a Lattice model and the following table presents the quantitative information regarding market assumptions in the valuation of the founder shares:

October 1, 2025
Underlying share price	$10.41
Implied market adjustment	64.4%
Fair value per founder share	$6.70